STOCK OPTIONS (Narrative) (Details) - USD ($)				12 Months Ended
	Jun. 07, 2017	Sep. 04, 2015	Aug. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation to directors and officers				$ 250,819	$ 64,403	$ 147,622
Total unrecognized compensation cost related to non-vested stock options				$ 70,551	$ 16,424
Stock options exercise price				$ 0.07	$ 0.00
Non-Vested Stock Options [Member]
Weighted average grant date fair value price per share				$ 0.07	$ 0.000
Stock options [Member]
Stock options granted		1,000,000	300,000
Stock options exercise price		$ 0.20	$ 0.20
Directors, officers and third parties [Member] | Stock options [Member]
Number of shares authorized to grant				6,620,230
September 4, 2015 [Member] | Officers [Member] | Stock options [Member]
Number of options vested		500,000
June 7, 2017 [Member] | Stock options [Member]
Stock options granted	4,630,000
Stock options exercise price	$ 0.07
Number of options vested	1,543,333
Exercise period	5 years
July 31, 2015 [Member] | Stock options [Member]
Number of options vested			100,000
July 31, 2016 [Member] | Stock options [Member]
Number of options vested			100,000
July 31, 2017 [Member] | Stock options [Member]
Number of options vested			100,000
September 4, 2016 [Member] | Officers [Member] | Stock options [Member]
Number of options vested		250,000
September 4, 2017 [Member] | Officers [Member] | Stock options [Member]
Number of options vested		250,000
June 7, 2018 [Member] | Stock options [Member]
Number of options vested	1,543,333
June 7, 2019 [Member] | Stock options [Member]
Number of options vested	1,543,333